Acquisitions of businesses and purchase accounting - Sleepwell, LLC - Asset and Liabilities (Details)	Aug. 31, 2022 USD ($)
Sleepwell, LLC
Acquisition of businesses and purchase accounting
Cash paid at closing/To be paid after closing, included i purchase price payable	$ 1,100,000